Form N-1A Supplement	Nov. 14, 2025
BNY Mellon Stock Index Fund, Inc.
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	BNY MELLON STOCK INDEX FUND, INC. Supplement to Current Summary Prospectus and Prospectus